Shareholder Report, Average Annual Return (Details)	9 Months Ended
Jan. 31, 2026
C000260119 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%